Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and contingencies [Abstract]
Capital Commitments
As at June, 2015, the Company had the following capital commitments:

	2015	2016+	TOTAL
Vessels under construction	78,690,000	-	78,690,000
Loan commitment fees	213,981	-	213,981
Office space	43,463	28,818	72,281
	78,947,444	28,818	78,976,262